Share-Based Compensation - Schedule of Share-Based Compensation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	¥ 11,333	¥ 25,722	¥ 43,716
Cost of revenue [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	(4,119)	887	12,377
Selling and marketing [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense		1,572	6,840
General and administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	¥ 15,452	¥ 23,263	¥ 24,499